Organization and Business Operations (Details)													6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 18, 2023 USD ($)	Jul. 22, 2023	Jul. 18, 2023 USD ($) $ / shares shares	Jan. 06, 2023 USD ($) $ / shares shares	Nov. 15, 2022 USD ($) $ / shares shares	Jul. 18, 2022 USD ($)	Jul. 14, 2022 USD ($) $ / shares shares	Jun. 20, 2022 USD ($)	Sep. 05, 2021 shares	Jul. 22, 2021 USD ($) $ / shares shares	Jun. 25, 2021 USD ($) shares	Apr. 07, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) item $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 30, 2023 USD ($)	Jun. 30, 2022 shares	Jul. 19, 2021 shares
Organization and Business Operations
Price per unit | $ / shares													$ 10.00	$ 10.00	$ 10.22
Price of warrant | $ / shares													$ 1.00		$ 1.00
Underwriting option period										45 days
Aggregate purchase price															$ 25,000
Number of shares issued | shares															2,000,000
Common shares, shares outstanding | shares													2,000,000	2,000,000	2,000,000
Condition for future business combination number of businesses minimum													1		1
Cash held outside of the trust account													$ 39,880		$ 175,788
Loans convertible into warrants													$ 1,500,000		$ 1,500,000
Condition for future business combination use of proceeds percentage													80		80
Condition for future business combination threshold percentage ownership													50		50
Condition for future business combination threshold net tangible assets															$ 5,000,001
Redemption limit percentage without prior consent													15		15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)													100.00%		100.00%
Maturity period										185 days			185 days		185 days
Redemption period upon closure													10 days		10 days
Maximum interest to pay dissolution expenses													$ 100,000		$ 100,000
Amount drawn down under working capital						$ 490,000		$ 360,000					1,102,000		662,000
Redemption of ordinary shares | shares				96,991
Cash withdrawn from Trust Account in connection with redemption			$ 841,808	$ 1,004,600			$ 70,573,278								$ 70,573,278
Initial deposit into Trust Account				$ 42,802
Monthly deposit of per share amount in trust account to complete business combination | $ / shares				$ 0.05
Agreed monthly deposit in trust account to complete business combination				$ 42,802
Aggregate deposit in trust account													445,513
Assets held-in-trust													$ 9,312,428
Business combination agreement
Organization and Business Operations
Price per share | $ / shares					$ 10.00
PIPE Subscription Agreement
Organization and Business Operations
Number of units sold | shares					3,000,000
Price per unit | $ / shares					$ 10.00
Gross proceeds					$ 30,000,000
Proposed transaction committed common stock					$ 30,000,000
Price per share | $ / shares													$ 10.00		$ 10.00
Subsequent Event
Organization and Business Operations
Condition for minimum net tangible assets to be maintained after the redemption of public shares			5,000,001
Condition for future business combination threshold net tangible assets			$ 5,000,001
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%
Amount drawn down under working capital	$ 1,250,000
Redemption of ordinary shares | shares			77,130	96,991
Cash withdrawn from Trust Account in connection with redemption			$ 841,808	$ 1,004,600
Initial deposit into Trust Account			$ 38,946	$ 42,802
Monthly deposit of per share amount in trust account to complete business combination | $ / shares			$ 0.05	$ 0.05
Agreed monthly deposit in trust account to complete business combination			$ 38,946	$ 42,802
Aggregate deposit in trust account																$ 317,107
Assets held-in-trust																	$ 9,090,881
Amount drawn down as of date																	$ 962,000
IPO
Organization and Business Operations
Number of units sold | shares										8,000,000
Price per unit | $ / shares										$ 10.00
Gross proceeds										$ 80,000,000			$ 2,800,000		$ 2,800,000
Underwriting option period										45 days
Offering costs										$ 2,058,249
Additional units purchased | shares										1,200,000
Private Placement | Private Warrants
Organization and Business Operations
Sale of private placement warrants (in shares) | shares										3,400,000			3,400,000		3,400,000
Price of warrant | $ / shares										$ 1.00			$ 1.00		$ 1.00
Proceeds from sale of private placement										$ 3,400,000			$ 3,400,000		$ 3,400,000
Over-allotment option
Organization and Business Operations
Price per unit | $ / shares										$ 10.00
Additional units purchased | shares										1,200,000
Founder shares
Organization and Business Operations
Number of shares issued | shares													2,000,000		2,000,000
Common shares, shares outstanding | shares									2,000,000				2,000,000	2,000,000	2,000,000			2,000,000
Founder shares | Over-allotment option
Organization and Business Operations
Forfeiture of Founder Shares in connection with the expiration of overallotment option | shares									300,000
Working Capital loans
Organization and Business Operations
Amount drawn down as of date															$ 662,000
Ordinary Shares Subject To Possible Redemption
Organization and Business Operations
Number of units sold | shares														8,000,000
Redemption of ordinary shares | shares			77,130	96,991			7,046,967
Cash withdrawn from Trust Account in connection with redemption							$ 70,573,278
Monthly deposit of per share amount in trust account to complete business combination | $ / shares							$ 0.033
Agreed monthly deposit in trust account to complete business combination							$ 31,450
Aggregate deposit in trust account															$ 188,700
Ordinary Shares Subject To Possible Redemption | Subsequent Event
Organization and Business Operations
Redemption price per share | $ / shares				$ 10.36
Redemption of ordinary shares | shares				96,991
Cash withdrawn from Trust Account in connection with redemption				$ 1,004,600
Founder shares
Organization and Business Operations
Common shares, shares outstanding | shares																			2,300,000
Founder shares | Over-allotment option
Organization and Business Operations
Forfeiture of Founder Shares in connection with the expiration of overallotment option | shares									300,000
Common shares, shares outstanding | shares														2,000,000	2,000,000
Sponsor
Organization and Business Operations
Price per unit | $ / shares												$ 0.009
Aggregate purchase price												$ 25,000
Number of shares issued | shares												2,875,000
Common shares, shares outstanding | shares													2,000,000		2,000,000				2,300,000
Representative Designee | Founder shares
Organization and Business Operations
Aggregate purchase price											$ 3,675
Number of shares issued | shares											422,581